Regulatory Capital Financial Instruments (Details) - Schedule of movements of Subordinated Bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balances as of January 1,	$ 1,910,697	$ 1,813,939
New issues/placements	0	0
Accrued interest at effective interés rate	31,807	31,935
Interest payments to the holder	(28,161)	(27,453)
Accrued due to UF	55,118	68,403
Exchange rate	(18,682)	23,930
Others	(2,286)	(57)
Balances as of December 31,	$ 1,948,493	$ 1,910,697